Finance Income (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Interest Income
Cash and cash equivalents	₩ 42,861	₩ 40,704	₩ 35,474
Available-for-sale financial assets	0	0	290
Financial assets at fair value through profit or loss	29,411	21,713	0
Financial assets at amortized cost	539	89	0
Held-to-maturity investments	0	0	82
Loans	63,448	21,925	30,014
Short-term financial instrument	49,070	41,025	29,412
Long-term financial instrument	12,794	7,920	8,144
Other financial assets	54	1	0
Trade and other receivables	69,941	90,390	102,727
Total Interest Income	268,118	223,767	206,143
Dividends income	13,838	12,777	11,477
Gains on disposal of financial assets	3,866	1,838	1,130
Gains on valuation of financial assets at fair value through profit or loss	5,575	8,495	12
Gains on valuation of derivatives	362,735	199,943	16,165
Gains on transaction of derivatives	157,961	179,745	29,257
Gains on foreign currency translation of Finance Income	175,839	143,254	1,115,832
Gains on foreign currency transaction	21,774	27,051	150,602
Total Finance Income	₩ 1,009,706	₩ 796,870	₩ 1,530,618